Annual Fund Operating Expenses	Apr. 29, 2026
FPA Crescent Fund - Institutional and Investor Class Shares | FPA Crescent Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 08, 2028
FPA Crescent Fund - Institutional and Investor Class Shares | FPA Crescent Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%	[1]
Distribution and Service (12b-1) Fees	0.00%
Shareholder Service Fee	0.06%
All Other Expenses	0.03%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	1.09%
Fee Waiver or Reimbursement	(0.04%)	[2]
Net Expenses (as a percentage of Assets)	1.05%	[2]
FPA Crescent Fund - Institutional and Investor Class Shares | FPA Crescent Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%	[1]
Distribution and Service (12b-1) Fees	0.00%
Shareholder Service Fee	0.25%
All Other Expenses	0.03%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	1.28%
Fee Waiver or Reimbursement	(0.13%)	[2]
Net Expenses (as a percentage of Assets)	1.15%	[2]
FPA Crescent Fund - Supra Institutional Class Shares | FPA Crescent Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 08, 2028
FPA Crescent Fund - Supra Institutional Class Shares | FPA Crescent Fund | Supra Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.94%	[3]
Distribution and Service (12b-1) Fees	0.00%
Shareholder Service Fee	0.08%
All Other Expenses	0.03%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	1.05%
Fee Waiver or Reimbursement	(0.06%)	[4]
Net Expenses (as a percentage of Assets)	0.99%	[4]
FPA Flexible Fixed Income Fund - Institutional, Advisor and Investor Class | FPA Flexible Fixed Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2027
FPA Flexible Fixed Income Fund - Institutional, Advisor and Investor Class | FPA Flexible Fixed Income Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Service Fee	0.07%
All Other Expenses	0.06%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.63%
Fee Waiver or Reimbursement	(0.08%)	[5]
Net Expenses (as a percentage of Assets)	0.55%	[5]
FPA Flexible Fixed Income Fund - Institutional, Advisor and Investor Class | FPA Flexible Fixed Income Fund | Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Service Fee	0.09%
All Other Expenses	0.06%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.65%
Fee Waiver or Reimbursement	(0.05%)	[5]
Net Expenses (as a percentage of Assets)	0.60%	[5]
FPA Flexible Fixed Income Fund - Institutional, Advisor and Investor Class | FPA Flexible Fixed Income Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Service Fee	0.25%
All Other Expenses	0.06%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	0.81%
Fee Waiver or Reimbursement	(0.16%)	[5]
Net Expenses (as a percentage of Assets)	0.65%	[5]

[1]	The Management Fees include both the advisory fee of 0.93% and class-specific administrative service fee of 0.07%. For additional information about the administrative service fee please see the section titled "Management of the Fund."
[2]	First Pacific Advisors, LP (the "Adviser" or "FPA"), the Fund's investment adviser, has contractually agreed to reimburse the Fund for operating expenses in excess of 0.05% of the average net assets of the Institutional Class shares of the Fund, and in excess of 0.15% of the average net assets of the Investor Class shares of the Fund, excluding Management Fees (advisory fees and administrative service fees), short sale dividend expenses and interest expenses on cash deposits relating to short sales, brokerage fees and commissions, redemption liquidity service expenses, interest, taxes, fees and expenses of other funds in which the Fund invests, and extraordinary expenses, including litigation expenses not incurred in the Fund's ordinary course of business, through January 8, 2028. The Adviser has also contractually agreed to reimburse the Fund for redemption liquidity service expenses in excess of 0.0044% of the average net assets of the Institutional Class and Investor Class shares of the Fund through January 8, 2028. These agreements may only be terminated earlier by the Fund's Board of Trustees (the "Board") or upon termination of the investment advisory agreement.
[3]	The Management Fees include both an advisory fee of 0.93% and class-specific administrative service fee of 0.01%. For additional information about the administrative service fee, please see the section titled "Management of the Fund."
[4]	First Pacific Advisors, LP (the "Adviser" or "FPA"), the Fund's investment adviser, has contractually agreed to reimburse the Fund for operating expenses in excess of 0.05% of the average net assets of the Fund, excluding Management Fees (advisory fees and administrative service fees), short sale dividend expenses and interest expenses on cash deposits relating to short sales, brokerage fees and commissions, redemption liquidity service expenses, interest, taxes, fees and expenses of other funds in which the Fund invests, and extraordinary expenses, including litigation expenses not incurred in the Fund's ordinary course of business, through January 8, 2028. The Adviser has also contractually agreed to reimburse the Fund for redemption liquidity service expenses in excess of 0.0044% of the average net assets of the Fund through January 8, 2028. These agreements may only be terminated earlier by the Fund's Board of Trustees (the "Board") or upon termination of the investment advisory agreement.
[5]	First Pacific Advisors, LP (the "Adviser" or "FPA"), the Fund's investment adviser, has contractually agreed to reimburse the Fund for Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, redemption liquidity service expenses, and extraordinary expenses, including litigation expenses not incurred in the Fund's ordinary course of business) in excess of 0.554% of the average net assets of the Fund attributable to the Institutional Class, 0.604% of the average net assets of the Fund attributable to the Advisor Class, and 0.654% of the average net assets of the Fund attributable to the Investor Class for the one-year period ending April 30, 2027. Any expenses reimbursed to the Fund by FPA during any of the previous 36 months may be recouped by FPA, provided the Fund's Total Annual Fund Operating Expenses do not exceed 0.64% of the average net assets of the Fund attributable to the Institutional Class, 0.74% of the average net assets of the Fund attributable to the Advisor Class, and 0.79% of the average net assets of the Fund attributable to the Investor Class for any subsequent calendar year, regardless of whether there is a then-effective higher expense limit. This agreement may only be terminated earlier by the Fund's Board of Trustees (the "Board") or upon termination of the Advisory Agreement.